7. INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of income tax expense attributable to income from continuing operation

The provision for income tax and social contribution is broken down as follows:

	2020	2019	2018
Income tax and social contribution
Current taxes	(20,975)	(56,303)	132,217
Deferred taxes (Note 10)	3,571,895	69,041	3,159,711
Total	3,550,920	12,738	3,291,928

Schedule of tax rate reconciliation from continuing operation
	2020	2019	2018
Pre-tax profit (loss)	(14,086,659)	(8,744,176)	19,927,698
Income tax and social contribution
Income tax and social contribution on taxed income	4,789,464	2,973,020	(6,775,417)
Equity in investees	10,752	(1,759)	(4,587)
Tax incentives (i)	74	1,263	3,068
Permanent deductions (add-backs) (ii)	(243,253)	(175,165)	12,821,851
Valuation allowance on deferred tax assets (iii)	(519,426)	(2,474,232)	(2,757,044)
Tax effects of deferred tax assets of foreign subsidiaries (iv)	(486,691)	(310,389)	4,057
Income tax and social contribution effect on profit or loss	3,550,920	12,738	3,291,928

(i)	Refer basically to the income surtax (10%) payable by subsidiaries.
(ii)	The tax effects from permanent add-backs are represented mainly by the effects of the foreign exchange differences on fair value adjustments to the restructured liabilities included in the JRP.
(iii)	Allowance for the realizable value (impairment) of deferred tax assets (Note 10).
(iv)	Effects of unrecognized deferred tax assets held by foreign subsidiaries that do not have a history of profitability and/or an expectation to generate taxable income.